Summary of Accrued and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Accrued legal costs	$ 159,417	$ 2,694,439	$ 31,355
Accrued accounting and professional services costs	2,458,192	1,511,889	94,573
Sales tax payable	363,883	314,873	230,617
Excise tax payable	223,717	223,717
Accrued payroll and benefit costs	123,335	185,504	95,947
Deposits	52,000	54,102
Accrued streaming service costs	48,218	37,765
Accrued subscription costs	510,549	22,110	28,774
Accrued offering costs			261,090
Other current liabilities	324,717	149,841	3,017
Total accrued expenses and other current liabilities	$ 4,264,028	$ 5,194,240	$ 745,373